Investment Properties - Fair value of investment properties as of the acquisition date (Details) - Dec. 11, 2025 - Fair Value $ in Thousands, $ in Thousands	MXN ($)	USD ($)
Investment Properties
Investment property	$ 4,669,678	$ 259,000
LAX
Investment Properties
Investment property	3,189,225	177,000
ORD
Investment Properties
Investment property	731,199	40,500
JFK T1
Investment Properties
Investment property	431,498	23,900
JFK T8
Investment Properties
Investment property	$ 317,756	$ 17,600